Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note M - Fair Value of Financial Instruments

     The measurement of fair value under US GAAP uses a hierarchy intended to maximize the use of observable inputs and minimize the use of unobservable inputs. This hierarchy uses three levels of inputs to measure the fair value of assets and liabilities as follows:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, and  other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant, unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of the Company’s valuation methodologies used to measure and disclose the fair values of its financial assets and liabilities on a recurring or nonrecurring basis:

Securities Available For Sale: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2) .For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3). During times when trading is more liquid, broker quotes are used (if available) to validate the model. Rating agency and industry research reports as well as defaults and deferrals on individual securities are reviewed and incorporated into the calculations.

Impaired Loans: The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Other Real Estate Owned: Nonrecurring adjustments to certain commercial and residential real estate properties classified as OREO are measured at fair value, less costs to sell. Fair values are based on recent real estate appraisals. These appraisals may use a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Mortgage Servicing Rights: Fair value is based on market prices for comparable mortgage servicing contracts.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note M - Fair Value of Financial Instruments (continued)

Assets and Liabilities Measured on a Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2011, Using

	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury securities	_____	$5,513	_____
U.S. Government sponsored entity securities	_____	2,559	_____
Agency mortgage-backed securities, residential	_____	77,598	_____

	Fair Value Measurements at December 31, 2010, Using

	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury securities	_____	$17,079	_____
U.S. Government sponsored entity securities	_____	7,731	_____
Agency mortgage-backed securities, residential	_____	61,029	_____

There were no transfers between Level 1 and Level 2 during 2011 or 2010.

Assets and Liabilities Measured on a Nonrecurring Basis
Assets and liabilities measured at fair value on a nonrecurring basis are summarized below:

	Fair Value Measurements at December 31, 2011, Using

	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired loans:
Commercial real estate:
Owner occupied	_____	_____	$290
Nonowner-occupied	_____	_____	1,959
Construction	_____	_____	587

Mortgage servicing rights	_____	_____	430

Other real estate owned:
Commercial real estate:
Construction	_____	_____	1,814
Commercial and industrial	_____	_____	1,134

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note M - Fair Value of Financial Instruments (continued)

	Fair Value Measurements at December 31, 2010, Using

	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired loans:
Commercial real estate:
Owner occupied	_____	_____	$3,606
Nonowner-occupied	_____	_____	2,187
Commercial and industrial	_____	_____	3,785
Residential real estate	_____	_____	414

Mortgage servicing rights	_____	_____	434

    Impaired loans had a principal balance of $11,572 at December 31, 2011. The portion of impaired loans with specific allocations of the allowance for loan losses had a carrying amount of $3,491 and was measured for impairment using the present value of estimated future cash flows. This resulted in a valuation allowance of $655 at December 31, 2011, which contributed to an increase of $218 in provision for loan loss expense during the year ended December 31, 2011. This is compared to an increase of $2,930 in provision for loan loss expense during the previous year ended December 31, 2010. At December 31, 2010, impaired loans had a principal balance of $23,106. The portion of impaired loans with specific allocations of the allowance for loan losses had a carrying amount of $15,222. The loans were measured for impairment using fair value of the underlying collateral and the present value of estimated future cash flows. This resulted in a valuation allowance of $5,230 at December 31, 2010.

Mortgage servicing rights, which are carried at lower of cost or fair value, were carried at their fair value of $430, which is made up of the outstanding balance of $573, net of a valuation allowance of $143 at December 31, 2011. This is compared to a fair value of $434, made up of the outstanding balance of $609, net of a valuation allowance of $175 at December 31, 2010.

Other real estate owned that was measured at fair value less costs to sell at December 31, 2011 had a net carrying amount of $2,948, which is made up of the outstanding balance of $4,214, net of a valuation allowance of $1,266 at December 31, 2011, which resulted in a corresponding write-down of $1,266 for the year ended December 31, 2011. At December 31, 2010, there was no other real estate owned measured at fair value less costs to sell, which resulted in no valuation allowance and no corresponding write-downs from the year ended December 31, 2010.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note M - Fair Value of Financial Instruments (continued)

Federal Home Loan Bank stock: It is not practical to determine the fair value of Federal Home Loan Bank stock due to restrictions placed on its transferability.

Loans: The fair value of fixed-rate loans is estimated by discounting future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. The fair value of loan commitments and standby letters of credit was not material at December 31, 2011 or 2010. The fair value for variable-rate loans is estimated to be equal to carrying value. This fair value represents an entry price in accordance with ASC 825. While ASC 820 amended ASC 825 in several respects, this approach to fair value remains an acceptable approach under generally accepted accounting principles.

Deposit Liabilities: The fair value of demand deposits, savings accounts and certain money market deposits is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposit is estimated using the rates currently offered for deposits of similar remaining maturities.

Borrowings: For other borrowed funds and subordinated debentures, rates currently available to the Bank for debt with similar terms and remaining maturities are used to estimate fair value. For securities sold under agreements to repurchase, carrying value is a reasonable estimate of fair value.

Accrued Interest Receivable and Payable: For accrued interest receivable and payable, the carrying amount is a reasonable estimate of fair value.

In addition, other assets and liabilities that are not defined as financial instruments were not included in the disclosures below, such as premises and equipment and life insurance contracts. The fair value of off-balance sheet items is not considered material (or is based on the current fees or cost that would be charged to enter into or terminate such arrangements).

The fair values of financial assets and liabilities carried on the Company’s consolidated balance sheet include those financial assets and financial liabilities that are not measured and reported at fair value on a recurring or non-recurring basis. The estimated fair values of the Company’s financial instruments at December 31, are as follows:

	2011		2010

	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Financial assets:
Cash and cash equivalents	$51,630	$51,630	$59,571	$59,751
Securities available for sale	85,670	85,670	85,839	85,839
Securities held to maturity	22,848	22,847	22,178	21,198
Federal Home Loan Bank stock	6,281	N/A	6,281	N/A
Loans	590,964	599,782	631,936	637,986
Accrued interest receivable	2,872	2,872	2,704	2,704

Financial liabilities:
Deposits	687,886	690,607	694,781	698,199
Securities sold under agreements to repurchase	-	-	38,107	38,107
Other borrowed funds	20,296	20,565	27,743	26,968
Subordinated debentures	13,500	11,085	13,500	11,507
Accrued interest payable	1,894	1,894	2,600	2,600

   Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.